Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended										0 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Technical management fee [Member]	Dec. 31, 2012 Technical management fee [Member]	Dec. 31, 2011 Technical management fee [Member]	Dec. 31, 2012 Prior period reclassification from general and administrative expense [Member] Technical management fee [Member]	Dec. 31, 2011 Prior period reclassification from general and administrative expense [Member] Technical management fee [Member]	Jun. 26, 2012 Dropdown Predecessor [Member] Vessel	Jun. 15, 2012 Dropdown Predecessor [Member] Vessel	Jun. 30, 2012 Dropdown Predecessor [Member] Vessel	Dec. 31, 2012 Dropdown Predecessor [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Jun. 30, 2012 Dropdown Predecessor [Member] Class A [Member]	Jun. 26, 2012 Dropdown Predecessor [Member] Class A [Member]	Jun. 30, 2012 Dropdown Predecessor [Member] Acquired In Period [Member] Vessel	Dec. 31, 2012 Dropdown Predecessor [Member] Technical management fee [Member]	Dec. 31, 2011 Dropdown Predecessor [Member] Technical management fee [Member]	Dec. 31, 2012 Dropdown Predecessor [Member] Prior period reclassification from general and administrative expense [Member] Technical management fee [Member]	Dec. 31, 2011 Dropdown Predecessor [Member] Prior period reclassification from general and administrative expense [Member] Technical management fee [Member]	Jun. 30, 2012 Product tankers [Member] Dropdown Predecessor [Member] Vessel	Jun. 30, 2012 Conventional oil tankers [Member] Dropdown Predecessor [Member] Vessel
Business Acquisition [Line Items]
Aggregate purchase price													$ 454,200,000
Assumption of outstanding debt													428,100,000
Number of vessels											3	10	13					13
Number of vessels acquired																							6	7
Business acquisition, number of shares issued																4.5
Business acquisition, cash paid	0	9,509,000	0										1,100,000
Value of Class A common shares																25,000,000
Business acquisition, Class A common share price per share agreed upon																$ 5.60
Value of Class A common shares																	18,300,000
Business acquisition, Class A common share price per share on closing date																$ 4.11
Business acquisition, delta between stock fair value and agreed price													6,700,000
Business acquisition, assumed working capital													8,400,000
Dropdown predecessor debt prepaid prior to acquisition													106,900,000
Decrease in the Company's net income due to the common control exchanges														9,200,000	104,000,000
Increase in the Company's revenue due to the common control exchanges														42,200,000	94,100,000
Vessel operating expenses	91,667,000	96,160,000	92,543,000			5,637,000	4,379,000	3,064,000	7,000,000	8,500,000									2,566,000	5,390,000	2,566,000	5,390,000
General and administrative	10,783,000	5,492,000	3,420,000												2,126,000
Long-term debt	719,388,000	710,455,000												108,700,000
Interest expense	10,023,000	20,009,000	40,539,000											11,700,000	36,400,000
Investment in a joint venture	50.00%
Useful life of vessels	25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure	$ 39,200,000	$ 63,400,000	$ 65,800,000
Period to dry dock				2 years 6 months	5 years